Concentration and Credit Risk	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND CREDIT RISK
CONCENTRATIONS AND CREDIT RISK
There were no customers that accounted for more than 10% of revenue for the year ended December 31, 2014 or accounts receivable at December 31, 2014. There were two pharmacy customers that comprised $314,000 of the Company’s accounts receivable at December 31, 2013. These same two customers accounted for approximately 23% of the Company's total consolidated revenues for the year ended December 31, 2013.
For the years ended December 31, 2014 and 2013, one vendor comprised of approximately 14% and two vendors comprised approximately 42% of the Company’s total purchases, respectively.